SHAREHOLDERS' EQUITY (Issuance of Shares) (Details) $ / shares in Units, $ in Thousands				1 Months Ended			6 Months Ended		12 Months Ended
	Apr. 14, 2020 shares	Oct. 10, 2018 USD ($) $ / shares	Jun. 14, 2018 $ / shares shares	Mar. 16, 2020 $ / shares shares	Jun. 19, 2018 USD ($)	May 25, 2018 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Jun. 30, 2020 ₪ / shares shares	Dec. 31, 2019 ₪ / shares shares	May 25, 2018 ₪ / shares
Ordinary shares, par value | ₪ / shares										₪ 0.01	₪ 0.01
Ordinary shares, shares authorized | shares										200,000,000	200,000,000
Warrants purchase to ordinary shares | shares										3,504,061
Expected dividend yield							0.00%	0.00%
Deferred participation of BMS in R&D expenses							$ 4,121
Proceeds from warrant exercised							16,609
Warrants purchase to ordinary shares remain outstanding | shares										749,104
At The Market Offering Program [Member]
Ordinary shares, par value | ₪ / shares												₪ 0.01
Proceeds from issuance of common stock						$ 25,000			$ 22,914
Issuance of shares, net, shares | shares									7,245,268
Issuance expenses									$ 781
Agreement [Member] | Registered direct offering [Member]
Proceeds from issuance of common stock					$ 19,767
Issuance expenses					$ 1,233
Ordinary shares, shares authorized | shares			5,316,457
Warrants purchase to ordinary shares | shares			4,253,165
Offering price per share | $ / shares			$ 3.95
Exercise price of warrants | $ / shares			$ 4.74
Expiration period of warrants			5 years
Master Clinical Agreement [Member]
Proceeds from issuance of common stock		$ 2,424,243
Offering price per share | $ / shares		$ 4.95
Equity investment		$ 12,000
Percentage of closing price		33.00%
Collaborative Arrangements [Member]
Proceeds from issuance of common stock							7,788
Issuance expenses							$ 91
SVB Leerink LLC and Stifel, Nicolaus & Company [Member]
Issuance of shares, net, shares | shares				8,333,334			8,816,339
Issuance expenses							$ 5,200
Offering price per share | $ / shares				$ 9.00
Proceeds from ordinary shares in offering							$ 74,147
SVB Leerink LLC and Stifel, Nicolaus & Company [Member] | Underwriters [Member]
Issuance of shares, net, shares | shares	483,005
Offering price per share | $ / shares				$ 8.46